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ALPS Balanced Opportunity Fund
SUMMARY SECTION ALPS Balanced Opportunity Fund (The “Fund”)
INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 29 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 56 of the Fund’s statement of additional information. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ALPS Balanced Opportunity Fund	Investor Class	Class A	Class C	Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)	none	3.25%	none	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ALPS Balanced Opportunity Fund		Investor Class	Class A	Class C		Class I
Management Fees		0.70%	0.70%	0.70%		0.70%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	[1]	none
Other Fund Expenses		0.88%	0.90%	0.90%		1.02%
Shareholder Services Fees		0.05%	0.05%	none	[1]	none
Total Other Expenses		0.93%	0.95%	0.90%		1.02%
Acquired Fund Fees and Expenses	[2]	0.12%	0.12%	0.12%		0.12%
Total Annual Fund Operating Expenses	[3]	2.00%	2.02%	2.72%		1.84%
Fee Waiver and Expense Reimbursement	[4],[5]	(0.84%)	(0.86%)	(0.86%)		(0.98%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.16%	1.16%	1.86%		0.86%
[1]	Per the Distribution and Services Plan (“the Plan”), the Plan allows up to an annual rate of 0.75% for distribution and marketing and up to 0.25% as a service fee.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the acquired funds.
[3]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[4]	Pursuant to a written agreement (the "AFFE Agreement"), ALPS Advisors, Inc. ("ALPS Advisors," or the "Adviser") has agreed to waive and/or reimburse the Fund's Investor Class, Class A, Class C and Class I shares for any acquired fund fees and expenses incurred by the Fund in connection with the Fund's investment in any exchange-traded funds advised by the Adviser. The amount of such waived fees shall not be subject to recapture by the Adviser. The AFFE Agreement has no termination date. Prior to February 28, 2026 and thereafter, this waiver may not be modified or discontinued without the approval of the Fund's Board of Trustees.
[5]	Pursuant to a written agreement (the “Expense Agreement”), the Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund operating expenses after fee waiver/expense reimbursements (excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes, and extraordinary expenses) to 0.85% of the Fund’s average daily net assets. The Expense Agreement is in effect through February 28, 2026. The Adviser will be permitted to recapture, on a class-by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in this Expense Agreement or in previous expense agreements; provided however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap then in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated monthly. Prior to February 28, 2026, this waiver may not be modified or discontinued without the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects (i) the expense waiver, which has no termination date, for the AFFE Agreement and (ii) the expense waiver for the period ending February 28, 2026 with respect to the total annual operating expenses of the Fund. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example - ALPS Balanced Opportunity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	118	522	949	2,127
Class A	439	833	1,249	2,397
Class C	289	739	1,311	2,854
Class I	88	459	853	1,945

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - ALPS Balanced Opportunity Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Investor Class	118	522	949	2,127
Class A	439	833	1,249	2,397
Class C	189	739	1,311	2,854
Class I	88	459	853	1,945

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund pursues its investment objective by normally investing 60% of its assets in equity securities (the “Equity Sleeve”) and, on a look-through basis, 40% of its assets in fixed-income securities and cash equivalents (the “Fixed Income Sleeve”). The Fund’s investment adviser may make adjustments to the exact percentages from time to time.

Equity securities in which the Fund may principally invest consist of common stocks and preferred stocks. The primary decision factor in building the Equity Sleeve of the investment portfolio is the combination of dividend-paying stocks and stocks determined to have high or improving return on invested capital (“ROIC”). For this purpose, the Adviser reviews the profitability, as measured by ROIC, of potential equity investments and selects those investments: (i) with ROIC that is above the company’s cost of capital and above the industry average, or (ii) that are seeing ROIC improve relative to such company’s own history. Industry average is defined as a company’s Global Industry Classification Standard (GICS) industry mean. The Fund may invest in companies that have market capitalizations of any size. Up to 25% of the equity portion of the investment portfolio (calculated based on the total market value of the Fund’s Equity Sleeve) may be in stocks outside of the US.

With respect to foreign securities, the Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country.

For the Fixed Income Sleeve, the Fund intends to invest in the securities of affiliated exchange traded funds, primarily consisting of ETFs advised by the Adviser (each, an "Underlying ETF"). The Adviser intends for the Fixed Income Sleeve to gain fixed income exposure through investments in Underlying ETFs, primarily the ALPS | Smith Core Plus Bond ETF ("SMTH"), although the Fixed Income Sleeve may gain fixed income exposure by investing in other unaffiliated and affiliated ETFs. Individual shares of affiliated and unaffiliated ETFs may only be purchased and sold in secondary market transactions through a broker or dealer at a market price. Shares of SMTH are listed for trading on the NYSE Arca.

An Underlying ETF’s fixed-income investments will principally consist of corporate debt securities, U.S. Government obligations, agency mortgage-backed securities, asset-backed securities, “to be announced” or “TBA” commitments, and bank loans. An Underlying ETF may invest in instruments of any maturity or duration and of any credit quality (including non-investment grade bonds, also known as “junk” bonds). An Underlying ETF’s investment in agency mortgage-backed securities and asset-backed securities represent “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. On a look-through basis, the Fund may invest up to 35% of the Fixed Income Sleeve of the Fund’s portfolio in high-yield/high-risk bonds, also known as “junk” bonds.

In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, the portfolio managers typically apply a “bottom up” approach in choosing investments. Due to the nature of the securities in which the Fund invests, the Fund may have relatively high portfolio turnover compared to other funds.

The portfolio managers use a disciplined sell strategy for the Fund. The portfolio managers may sell securities because of a deterioration of the underlying company’s financials, such as earnings or cash flow, or because of an increase in the price of a security that would make it expensive relative to the other securities held by the Fund. Other reasons may include a change in management or control of the company, a need to raise cash or changes in the regulatory or economic environment in which the company operates. Portfolio managers can also sell any security at their discretion based on changes in expected valuation, volatility or other statistical or fundamental parameters.

PRINCIPAL RISKS OF THE FUND
PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index and an additional index. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Annual Total Return (for calendar years ended 12/31) Investor Class Shares

Best Quarter: December 31, 2023	9.40%
Worst Quarter: June 30, 2022	-13.71%

The Fund’s Investor Class share year-to-date return as of September 30, 2024 was 15.50%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Class A shares, Class C shares and Class I shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Average Annual Total Returns (for periods ended December 31, 2023)
Average Annual Total Returns - ALPS Balanced Opportunity Fund	1 Year		Since Inception		Inception Date
Investor Class	16.37%		6.17%		Sep. 15, 2020
Investor Class | After Taxes on Distributions	15.69%		5.81%		Sep. 15, 2020
Investor Class | After Taxes on Distributions and Sales	9.81%		4.68%		Sep. 15, 2020
Class A	12.61%		5.10%		Sep. 15, 2020
Class C	14.48%		5.39%		Sep. 15, 2020
Class I	16.67%		6.46%		Sep. 15, 2020
Class I | 55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	16.82%		5.32%		Sep. 15, 2020
Class I | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	5.53%	[1]	(2.89%)	[1]	Sep. 15, 2020
Class I | Bloomberg U.S. 1000 TR Index (reflects no deduction for fees, expenses, or taxes)*	26.66%	[1]	12.00%	[1]	Sep. 15, 2020
[1]	Broad-based securities market index.

ALPS Balanced Opportunity Fund | Risk Lose Money [Member]
you may lose money by investing in the Fund
ALPS Balanced Opportunity Fund | Equity Securities Risk
●	Equity Securities Risk. Equity securities in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

ALPS Balanced Opportunity Fund | Small – to Mid-Capitalization Companies Risk
●	Small – to Mid-Capitalization Companies Risk. The Fund’s investments in securities of companies with small- to mid-sized market capitalizations can present higher risks than do investments in securities of larger companies. Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded. This may result in such securities being less liquid.

ALPS Balanced Opportunity Fund | Non-U.S. Securities Risk
●	Non-U.S. Securities Risk. The Fund may invest in non-U.S. securities. Investments in non-U.S. securities may experience additional risks compared to investments in securities of U.S. companies. The risks to the Fund may include foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Furthermore, non-U.S. taxes also could detract from performance of the non-U.S. securities in which the Fund invests and in turn could negatively impact the performance of the Fund. Companies based in non-U.S. countries may not be subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a non-U.S. company, as compared to the financial reports of U.S. companies. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates.

ALPS Balanced Opportunity Fund | Growth Securities Risk
●	Growth Securities Risk. The Fund may invests in companies that the portfolio managers believe have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

ALPS Balanced Opportunity Fund | Value Stocks Risk
●	Value Stocks Risk. The Fund invests in companies that the portfolio managers believe to be selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Fund to be undervalued may actually be appropriately priced.

ALPS Balanced Opportunity Fund | Large-Cap Stock Risk
●	Large-Cap Stock Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

ALPS Balanced Opportunity Fund | Dividend-Oriented Stocks Risks
●	Dividend-Oriented Stocks Risks. Companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income.

ALPS Balanced Opportunity Fund | Market Risk
●	Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

ALPS Balanced Opportunity Fund | Affiliated ETF Risk
●	Affiliated ETF Risk. The Adviser receives advisory fees from an Underlying ETF for which the Adviser serves as investment adviser (an “AAI ETF”) that are payable to it pursuant to the advisory agreement of such AAI ETF. It is possible that a conflict of interest among the Fund and the AAI ETF could affect how the Adviser fulfills its fiduciary duties to the Fund and the AAI ETF. The Adviser may have an incentive to take into account the effect on the AAI ETF in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in such AAI ETF. To seek to mitigate risks of conflicts of interest arising from investments in affiliated investment companies, the Adviser has agreed to waive and/or reimburse the Fund for any acquired fund fees and expenses payable by the Fund that are attributable to the portion of the Fund’s assets invested in an AAI ETF. There is no assurance that these measures will completely mitigate conflicts of interest in the selection of AAI ETFs.

ALPS Balanced Opportunity Fund | ETF Investment Risk
●	ETF Investment Risk. Each Underlying ETF in which the Fund invests will be subject to its own principal risks, depending on the investment objective, investment strategy, and other characteristics of such Underlying ETFs. Those Underlying ETF risks may in turn become principal risks of an investment in the Fund. To the extent the Fund invests in other ETFs, including AAI ETFs, the Fund’s shareholders will indirectly incur certain fees and expenses of that ETF, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such ETFs, and will be further reduced by the Fund’s own expenses, including the Fund’s administrative fees. The Adviser has agreed to waive and/or reimburse the Fund for any acquired fund fees and expenses payable by the Fund that are attributable to the portion of the Fund’s assets invested in an AAI ETF. ETFs are investment companies that are bought and sold on a securities exchange. The Fund could lose money by investing in an ETF, including if the value of the ETF’s investments go down. In addition, the market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares may be de-listed from the exchange.

ALPS Balanced Opportunity Fund | Fixed Income Securities Risk
●	Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by the Fund or an Underlying ETF, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates.

Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield.

The Fund’s, or an Underlying ETF’s, investments in fixed-income securities and positions in fixed-income derivatives may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities and any long positions in fixed-income derivatives held by the Fund are likely to decrease, whereas the value of its short positions in fixed-income derivatives is likely to increase.

ALPS Balanced Opportunity Fund | Interest Rate Risk
●	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund or an Underlying ETF are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if an instrument has an average duration of five years, a 1% increase in interest rates generally would result in a 5% decrease in the instrument’s value. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-protected securities decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations, and in turn, may negatively impact the performance of the Fund.

ALPS Balanced Opportunity Fund | Corporate Debt Risk
●	Corporate Debt Risk. Corporate debt securities in which the Fund, or an Underlying ETF, may invest are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

ALPS Balanced Opportunity Fund | Credit Risk
●	Credit Risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. To the extent the Fund, or an Underlying ETF, invests in securities of lower credit qualities, such lower credit qualities may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund, or an Underlying ETF, to sell the security.

ALPS Balanced Opportunity Fund | Sector and Securities Selection Risk
●	Sector and Securities Selection Risk. Companies in which the Fund may invest with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. In addition, individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

ALPS Balanced Opportunity Fund | High-Yield/High-Risk Bond Risk
●	High-Yield/High-Risk Bond Risk. The Fund, through investment in an Underlying ETF, may invest in high-yield/high-risk bonds, or “junk” bonds. High-yield/high-risk bonds are bonds rated below investment-grade by the primary rating agencies, such as Standard & Poor’s, Fitch and Moody’s, or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment-grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings. Further, secondary markets for high-yield securities are less liquid than the market for investment-grade securities. Therefore, it may be more difficult to value the securities held by the Fund or an Underlying ETF because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

ALPS Balanced Opportunity Fund | Liquidity and Valuation Risk
●	Liquidity and Valuation Risk. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Liquidity risk may be increased to the extent that the Fund invests in Rule 144A and restricted securities. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult.

ALPS Balanced Opportunity Fund | Mortgage-Backed and Asset-Backed Securities Risk
●	Mortgage-Backed and Asset-Backed Securities Risk. The Fund, through an investment in an Underlying ETF, may invest in agency mortgage-backed securities and asset-backed securities, which represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Agency mortgage-backed securities and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. These risks may reduce the Fund’s returns. In addition, the Fund’s investments in agency mortgage-backed securities and asset-backed securities, through an Underlying ETF, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Subprime mortgages are loans offered to prospective borrowers with impaired credit records and generally have higher interest rates to compensate the lender for accepting the greater risk in lending to such borrowers.

ALPS Balanced Opportunity Fund | U.S. Government Securities Risk
●	U.S. Government Securities Risk. The Fund or an Underlying ETF may invest in U.S. government debt securities. U.S. Government debt securities are generally considered low risk. Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

ALPS Balanced Opportunity Fund | Managed Portfolio Risk
●	Managed Portfolio Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

ALPS Balanced Opportunity Fund | Preferred Stock Risk
●	Preferred Stock Risk. The Fund may invest in preferred stocks. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks held by the Fund are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices.

ALPS Balanced Opportunity Fund | Prepayment and Extension Risk
●	Prepayment and Extension Risk. The Fund or an Underlying ETF may invest in securities that are exposed to prepayment and/or extension risk. When interest rates fall, issuers of high interest debt obligations in which the Fund or an Underlying ETF invest may pay off the debts earlier than expected (prepayment risk), and the Fund or an Underlying ETF may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s, or an Underlying ETF’s, assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt the Fund’s performance. Prepayments could also create capital gains tax liability in some instances.

ALPS Balanced Opportunity Fund | Call Risk
●	Call Risk. The Fund or an Underlying ETF may invest in securities that are subject to call risk. Call risk is the risk that, during periods of falling interest rates, an issuer of a fixed income security held by the Fund or an Underlying ETF may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

ALPS Balanced Opportunity Fund | Income Generation Risk
●	Income Generation Risk. The Fund or an Underlying ETF may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with the securities owned by the Fund or an Underlying ETF, which failure in turn could negatively impact the Fund’s, or an Underlying ETF’s, ability to meet its income level objectives.

ALPS Balanced Opportunity Fund | Floating Rate Obligations Risk
●	Floating Rate Obligations Risk. There may be a number of intermediate participants in floating rate obligation transactions and loan agreements that have specific rights and obligations, and terms and conditions. Unexpected changes in the interest rates on floating rate obligations could result in losses to the Fund or an Underlying ETF. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund or an Underlying ETF may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.

ALPS Balanced Opportunity Fund | Portfolio Turnover Risk
●	Portfolio Turnover Risk. The strategy used by the Fund may result in high portfolio turnover. A higher portfolio turnover will result in higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account.

ALPS Balanced Opportunity Fund | Portfolio Size Effect
●	Portfolio Size Effect. During periods in which the relative size of the Fund’s portfolio is smaller, certain positions are likely to be more susceptible to market fluctuations and have a greater overall impact on the Fund’s performance.

ALPS Balanced Opportunity Fund | Odd Lot Pricing Considerations
●	Odd Lot Pricing Considerations. There can be no assurance that the Fund’s, or Underlying ETF’s, special valuation procedures will result in pricing data that is completely congruent with prices that the Fund, or Underlying ETF, might obtain on the open market.